Sep. 29, 2026
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund
Investment objective
Total return in excess of that of its benchmark, the J.P. Morgan EMBI Global Diversified.
Fees and expenses
The tables below describe the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

ETF Class
Purchase premium (as a percentage of amount invested)	0.75%
Redemption fee (as a percentage of amount redeemed)	0.75%

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
ETF Class
Management fee	0.50%2
Distribution and/or Service (12b-1) fees	0.00%
Total other expenses	0.27%3
Dividend and interest expense on short sales	0.08%
All other expense	0.19%
Total annual fund operating expenses	0.77%
Expense reimbursement/waiver	(0.00%)2
Total annual fund operating expenses after expense reimbursement/waiver	0.77%
1 For additional information, see “Purchase Premiums and Redemption Fees” on page 139 of this Prospectus.
2 Includes both management fee of 0.35% and class-specific service and supplemental support fee of 0.15% for ETF Class shares. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to waive or reduce the Fund’s management fees and service and supplemental support fees to the extent necessary to offset the management fees and service and supplemental support fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees and service and supplemental support fees will not be waived below zero. This waiver will continue through at least September 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
3 Because ETF Class shares of the Fund are new, “Other expenses” are estimated amounts for the current fiscal year based on the expenses of Class III shares of the Fund. The amount includes interest expense incurred by the Fund as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses with respect to ETF Class shares remain the same as those shown in the table. The one year amounts shown reflect the expense waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ETF Class	$231	$403	$591	$1,135	$153	$319	$500	$1,022

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ETF Class	$231	$403	$591	$1,135	$153	$319	$500	$1,022

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2026, the Fund’s portfolio turnover rate (excluding short-term investments) was 41% of the average value of its portfolio securities.

Principal investment strategies
The Fund seeks its investment objective by investing primarily in debt of emerging country sovereign, quasi-sovereign, and corporate issuers and in emerging country credit, currency, and interest rate derivatives. “Sovereign” refers to a government and “quasi-sovereign” refers to a governmental agency, political subdivision or other instrumentality or corporate issuer that is majority owned, directly or indirectly, or whose obligations are guaranteed, by or derived from a government. The Fund can invest in both local currency denominated debt (“local debt”) and non-local currency denominated debt (“hard currency debt”). Consistent with its hard currency benchmark, the Fund typically invests primarily in hard currency debt and only opportunistically in local currency debt.
In constructing the Fund’s portfolio, GMO uses fundamental analytical techniques to select country credit, corporate credit, currency, interest-rate, and individual bond and derivative instruments. For country credit selection, GMO considers a country’s economic structure, fiscal sustainability, external liquidity, and certain ESG (environmental, social, and governance) criteria. For quasi-sovereign and corporate credit selection, GMO focuses on quasi-sovereign credits and considers the stand-alone credit quality of the issuer, its relationship to the local government, and any idiosyncratic risks of the bond and issuer. In selecting individual bonds, GMO considers the bond-specific characteristics, such as the coupon rate, seniority and yield. With respect to opportunistic local currency investments, GMO considers the nature of the currency (i.e., floating-rate or pegged), a country’s economic cycle, market sentiment (for floating rate currencies) and valuation-based factors (for pegged currencies). With respect to local currency interest rates, GMO considers real yields and its assessment of fundamental fair values.
GMO considers risk at both the Fund’s portfolio and individual security level and generally takes into account, among other factors, U.S. dollar and local currency interest rate duration, credit spread duration, currency exposure, liquidity, transaction costs and sovereign and corporate default scenarios. The factors GMO considers and investment methods GMO uses can change over time.
The Fund may invest in debt investments of all credit qualities, including securities that are in default. (The debt investments in which the Fund invests include below investment grade debt investments, which are commonly referred to as “high yield” or “junk bonds,” although these terms are not generally used to refer to emerging country debt securities.) The hard currency debt investments in which the Fund invests are usually denominated in U.S. dollars, Euros, Japanese yen, Swiss francs, or British pounds sterling. After hedging, U.S. dollars typically represent at least 75% of the Fund’s currency exposures. The Fund typically invests in less liquid debt investments with the intention of holding them for an extended period of time.
Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries (see “Name Policies”). In general, the Fund considers “emerging countries” to include countries whose securities are included in the Fund’s benchmark or countries that have similar economic and social structures or default histories to those of countries whose securities are included in the Fund’s benchmark. The Fund’s performance is likely to be more volatile than that of its benchmark.
In seeking to achieve the Fund’s investment objective, GMO typically invests a portion of the Fund’s assets in over-the-counter (OTC) and exchange-traded derivatives, including options, swap contracts (including interest rate swaps, total return swaps and credit default swaps), forward currency contracts (including forward contracts on currencies of developed markets), and reverse repurchase agreements. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. The Fund may also engage in short sales. Leverage is not a principal component of the Fund’s investment strategy. However, because of its derivative positions, the Fund may at times have gross investment exposure in excess of its net assets (i.e., the Fund may be leveraged) and, therefore, may be subject to a higher risk of loss during those times than if the Fund were not leveraged. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
GMO normally seeks to maintain an interest rate duration for the Fund that is similar to that of its benchmark (approximately 6.3 years as of May 31, 2026). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Bond Funds — Duration.”
The Fund’s ETF Class operates as an actively managed exchange-traded fund (“ETF”).

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a composite index computed by GMO that tracks historical changes in the Fund’s benchmark (a broad-based securities market index) over time. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. The Fund’s ETF Class shares are a new class and, as of the date of this Prospectus, had not commenced operations. Returns shown are those of Class III shares of the Fund, a mutual fund class of shares of the Fund not offered in this Prospectus, and have not been adjusted to reflect the fees and expenses attributable to ETF Class shares. Class III shares would have substantially similar annual returns to ETF Class shares because the shares are invested in the same portfolio of securities, and the annual returns at NAV (assuming ETF Class shares are bought and sold without any premium or discount) would differ only to the extent that Class III shares do not have the same expenses as ETF Class shares. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at https://www.gmo.com/americas/investment-capabilities/etfs/. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares Years Ending December 31

Highest Quarter: 12.54% 2Q 2020 Lowest Quarter: -14.48% 1Q 2020 Year-to-Date: 9.45% As of 6/30/2026
Average Annual Total Returns Periods Ending December 31, 2025
	1 Year	5 Years	10 Years	Incept.
Class III				4/19/1994
Return Before Taxes	20.51%	5.83%	6.96%	12.24%
Return After Taxes on Distributions	17.50%	2.08%	3.47%	7.44%
Return After Taxes on Distributions and Sale of Fund Shares	12.10%	2.66%	3.73%	7.58%
J.P. Morgan EMBI Global Diversified +1 (Composite index) (Fund benchmark)	14.30%	1.78%	4.26%	8.40%
1 Effective March 1, 2020, the Fund’s benchmark is the J.P. Morgan EMBI Global Diversified. In order to present a performance comparison that tracks changes in the Fund’s benchmark over time, the J.P. Morgan EMBI Global Diversified + (Composite index) is shown in the table above and reflects the performance of  (i) the J.P. Morgan EMBI through 8/31/1995, (ii) the J.P. Morgan EMBI + through 12/31/1999, (iii) the J.P. Morgan EMBI Global through 2/29/2020 and (iv) the J.P. Morgan EMBI Global Diversified thereafter.